Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Apr. 13, 2012
Document And Entity Information
Entity Registrant Name	Puravita Corporation
Entity Central Index Key	0001515620
Document Type	POS AM
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	Yes
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding		8,000,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011

Balance Sheets (USD $)	Dec. 31, 2011
Current Assets
Cash and Cash Equivalents
Total Current Assets
TOTAL ASSETS
Current Liabilities
Accounts payable and accrued expenses
Payables, related parties	3,819
Total Current Liabilities	3,819
TOTAL LIABILITIES	3,819
Stockholder's Deficit
Common stock: 100,000,000 authorized; $0.0001 par value; 8,000,000 shares issued and outstanding	800
Accumulated deficit during developmental stage	(4,619)
Total Stockholder's Deficit	(3,819)
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011
Statement of Financial Position [Abstract]
Common stock; par value	$ 0.0001
Common stock; common shares	100,000,000
Common stock; Stock Issued	8,000,000
Common stock; Stock Outstanding	8,000,000

Statements of Operations (USD $)	10 Months Ended
Dec. 31, 2011
Income Statement [Abstract]
Revenues
Operating Expenses
General and administrative	4,619
Total operating expenses	4,619
NET LOSS	$ (4,619)
Basic and diluted loss per share	0
Weighted average number of shares outstanding	8,000,000

Shareholders Equity (USD $)	Common Stock Shares	Common Stock Amount	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, amount at Mar. 02, 2011
Beginning Balance, shares at Mar. 02, 2011
Issuance of common stock to founders, March 2, 2011 valued at $0.0001 per share, contribution at $0.00010	8,000,000	800			800
Net loss				(4,619)	(3,819)
Ending Balance, amount at Dec. 31, 2011		$ 800		$ (4,619)	$ (3,819)
Ending Balance, shares at Dec. 31, 2011	8,000,000

Statements of Cash Flows (USD $)	10 Months Ended
Dec. 31, 2011
Cash Flows from Operating Activities
Net loss	$ (4,619)
Net Cash Provided By Operating Activities	(4,619)
Cash Flows From Financing Activities
Advances from related parties	3,819
Issuance of common stock	800
Net Cash Provided by Financing Activities	4,619
Net increase (decrease) in cash and cash equivalents
Cash and Cash Equivalents, beginning of period
Cash and Cash Equivalents, end of period
Supplemental Cash Flow Information
Cash paid for interest
Cash paid for taxes

Nature of Operations and Significant Accounting Policies:	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Nature of Operations and Significant Accounting Policies:

NOTE 1	-	Nature of Operations and Significant Accounting Policies:

Nature of Operations.  Puravita Corporation (the “Company”) was incorporated in the State of Delaware on March 3, 2011 for the purpose of raising capital that is intended to be used in connection with its business plans which may include a possible merger, acquisition or other business combination with an operating business.

Development Stage.  The Company's financial statements are presented as statements of a development stage company. Activities during the development stage primarily include related party equity-based and or equity financing.

Basis of Presentation. The Financial Statements and related disclosures have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).  The Financial Statements have been prepared assuming the Company will continue as a going concern.  The Financial Statements have been prepared using the accrual basis of accounting in accordance with U.S. GAAP.  In the opinion of management, these financial statements include all adjustments necessary in order to make them not misleading.

Use of Estimates.  The Financial Statements have been prepared in conformity with U.S. GAAP, using management’s best estimates and judgments where appropriate.  These estimates and judgments affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  The estimates and judgments will also affect the reported amounts for certain revenues and expenses during the reporting period.  Actual results could differ materially from these good faith estimates and judgments.

Common Stock. The Company records common stock issuances when all of the legal requirements for the issuance of such common stock have been satisfied.

Revenue and Cost Recognition.  The Company has no current source of revenue; therefore the Company has not yet adopted any policy regarding the recognition of revenue or cost.

Earnings (Loss) Per Share. Basic earnings (loss) per share calculations are determined by dividing net income (loss) by the weighted average number of shares outstanding during the year. Diluted earnings (loss) per share calculations are determined by dividing net income (loss) by the weighted average number of shares.  The Company has not issued options or other common stock equivalents.

Recently Issued Accounting Pronouncements. From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies that are adopted by the Company as of the specified effective date. Unless otherwise discussed, we believe that the impact of recently issued standards that are not yet effective will not have a material impact on our financial position or results of operations upon adoption.

Going Concern	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Going Concern

2.	Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.  For the period ended December 31, 2011, the Company had no operations and has an accumulated deficit.  As of December 31, 2011, the Company had not emerged from the development stage.  In view of these matters, the Company's ability to continue as a going concern is dependent upon the Company's ability to find a suitable merger or acquisition company. There are no assurances that management will find a capable company for its purposes. The Company intends on financing its future development activities and its working capital needs largely from the sale of public equity securities with some additional funding from other traditional financing sources, including term notes until such time that funds provided by operations are sufficient to fund working capital requirements. The financial statements of the Company do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Cash and Cash Equivalents

3.	Cash and Cash Equivalents

Cash and cash equivalents includes all cash deposits and highly liquid financial instruments with a maturity of three months or less. A cash escrow account has been created per Rule 419, which requires that the securities to be issued and the funds received in this offering be deposited and held in an escrow account pending the completion of a qualified acquisition.

Income Taxes	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Income Taxes

4.	Income Taxes

The Company utilizes the liability method of accounting for income taxes. Under the liability method deferred tax assets and liabilities are determined based on the differences between financial reporting basis and the tax basis of the assets and liabilities and are measured using enacted tax rates and laws that will be in effect, when the differences are expected to reverse. An allowance against deferred tax assets is recognized, when it is more likely than not, that such tax benefits will not be realized.

Any deferred tax asset is considered immaterial and has been fully offset by a valuation allowance because at this time the Company believes that it is more likely than not that the future tax benefit will not be realized as the Company has no current operations.

Capital Stock	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Capital Stock

5.	Capital Stock

The total number of shares of preferred stock which the Company shall have authority to issue is twenty five million (25,000,000) preferred shares with a par value of $.0001.   There have been no preferred shares issued to date.

The total number of shares of common stock which the Company shall have authority to issue is one hundred million (100,000,000) common shares with a par value of $.0001.  Holders of shares of Common Stock are entitled to cast one vote for each share held at all Stockholder meetings for all purposes, including the election of directors. The Common Stock does not have cumulative voting rights. No holder of shares of stock of any class is entitled as a matter of right to subscribe for or purchase or receive any part of any new or additional issue of shares of stock of any class, or of securities convertible into shares of stock of any class, whether now hereafter authorized or whether issued for money, for consideration other than money, or by way of dividend.

At inception on March 3, 2011, the Company issued 8,000,000 shares, at a value of $800 (par) to its sole shareholder and director.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Related Party Transactions

6.	Related Party Transactions

At various times the majority shareholder pays the Company’s liabilities. The payments are recorded as a liability to the shareholder and is considered an unsecured demand note. The amounts due are non-interest bearing. We are dependent upon the shareholder funding our current cash flow needs, however there is no written commitment to fund future needs. The balance due to the shareholder is $3,819 as of December 31, 2011.

Commitments, Contingencies and Subsequent Events	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Commitments, Contingencies and Subsequent Events

7.	Commitments, Contingencies and Subsequent Events

The sole officer and director of the Company is involved in other business activities and may, in the future, become involved in other business opportunities that become available. He may face a conflict in selecting between the Company and other business interests. The Company has not formulated a policy for the resolution of such conflicts.

The Company does not own or lease property or lease office space. The office space used by the Company was arranged by the sole officer and director of the Company to use at no charge.

From time to time the Company may become a party to litigation matters involving claims against the Company.  Management believes that there are no current matters that would have a material effect on the Company’s financial position or results of operations.